Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000006446 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Optimum Fixed Income Fund (Institutional Class) – including sales charge
Average Annual Return, Percent		4.25%	0.13%	1.93%
C000006445 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Optimum Fixed Income Fund (Class C) – including sales charge
Average Annual Return, Percent		2.32%	(0.87%)	0.91%
C000006443 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Optimum Fixed Income Fund (Class A) – including sales charge
Average Annual Return, Percent		(0.76%)	(1.07%)	1.20%
C000006447 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Optimum International Fund (Class A) – including sales charge
Average Annual Return, Percent		12.72%	3.09%	6.61%
C000006449 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Optimum International Fund (Class C) – including sales charge
Average Annual Return, Percent		17.68%	3.53%	6.45%
C000006450 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Optimum International Fund (Institutional Class) – including sales charge
Average Annual Return, Percent		19.88%	4.58%	7.52%
C000006454 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Optimum Large Cap Growth Fund (Institutional Class) – including sales charge
Average Annual Return, Percent		18.68%	8.73%	14.01%
C000006453 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Optimum Large Cap Growth Fund (Class C) – including sales charge
Average Annual Return, Percent		16.51%	7.62%	12.86%
C000006451 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Optimum Large Cap Growth Fund (Class A) – including sales charge
Average Annual Return, Percent		11.54%	7.18%	13.05%
C000006455 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Optimum Large Cap Value Fund (Class A) – including sales charge
Average Annual Return, Percent		6.22%	7.70%	9.27%
C000006457 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Optimum Large Cap Value Fund (Class C) – including sales charge
Average Annual Return, Percent		10.82%	8.16%	9.08%
C000006458 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Optimum Large Cap Value Fund (Institutional Class) – including sales charge
Average Annual Return, Percent		12.93%	9.25%	10.18%
C000006462 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Optimum Small-Mid Cap Growth Fund (Institutional Class) – including sales charge
Average Annual Return, Percent		18.87%	0.83%	11.53%
C000006461 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Optimum Small-Mid Cap Growth Fund (Class C) – including sales charge
Average Annual Return, Percent		16.59%	(0.18%)	10.42%
C000006459 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Optimum Small-Mid Cap Growth Fund (Class A) – including sales charge
Average Annual Return, Percent		11.68%	(0.61%)	10.60%
C000006463 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Optimum Small-Mid Cap Value Fund (Class A) – including sales charge
Average Annual Return, Percent		4.24%	2.03%	5.82%
C000006465 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Optimum Small-Mid Cap Value Fund (Class C) – including sales charge
Average Annual Return, Percent		8.67%	2.46%	5.64%
C000006466 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Optimum Small-Mid Cap Value Fund (Institutional Class) – including sales charge
Average Annual Return, Percent	[1]	10.83%	3.51%	6.71%
Without Sales Load [Member] | C000006446 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Optimum Fixed Income Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent		4.25%	0.13%	1.93%
Without Sales Load [Member] | C000006445 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Optimum Fixed Income Fund (Class C) – excluding sales charge
Average Annual Return, Percent		3.32%	(0.87%)	0.91%
Without Sales Load [Member] | C000006443 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Optimum Fixed Income Fund (Class A) – excluding sales charge
Average Annual Return, Percent		3.93%	(0.15%)	1.67%
Without Sales Load [Member] | C000006447 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Optimum International Fund (Class A) – excluding sales charge
Average Annual Return, Percent		19.62%	4.32%	7.25%
Without Sales Load [Member] | C000006449 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Optimum International Fund (Class C) – excluding sales charge
Average Annual Return, Percent		18.68%	3.53%	6.45%
Without Sales Load [Member] | C000006450 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Optimum International Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent		19.88%	4.58%	7.52%
Without Sales Load [Member] | C000006454 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Optimum Large Cap Growth Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent		18.68%	8.73%	14.01%
Without Sales Load [Member] | C000006453 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Optimum Large Cap Growth Fund (Class C) – excluding sales charge
Average Annual Return, Percent		17.42%	7.62%	12.86%
Without Sales Load [Member] | C000006451 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Optimum Large Cap Growth Fund (Class A) – excluding sales charge
Average Annual Return, Percent		18.36%	8.45%	13.72%
Without Sales Load [Member] | C000006455 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Optimum Large Cap Value Fund (Class A) – excluding sales charge
Average Annual Return, Percent		12.71%	8.98%	9.91%
Without Sales Load [Member] | C000006457 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Optimum Large Cap Value Fund (Class C) – excluding sales charge
Average Annual Return, Percent		11.82%	8.16%	9.08%
Without Sales Load [Member] | C000006458 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Optimum Large Cap Value Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent		12.93%	9.25%	10.18%
Without Sales Load [Member] | C000006462 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Optimum Small-Mid Cap Growth Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent		18.87%	0.83%	11.53%
Without Sales Load [Member] | C000006461 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Optimum Small-Mid Cap Growth Fund (Class C) – excluding sales charge
Average Annual Return, Percent		17.59%	(0.18%)	10.42%
Without Sales Load [Member] | C000006459 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Optimum Small-Mid Cap Growth Fund (Class A) – excluding sales charge
Average Annual Return, Percent		18.54%	0.58%	11.26%
Without Sales Load [Member] | C000006463 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Optimum Small-Mid Cap Value Fund (Class A) – excluding sales charge
Average Annual Return, Percent		10.58%	3.25%	6.44%
Without Sales Load [Member] | C000006465 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Optimum Small-Mid Cap Value Fund (Class C) – excluding sales charge
Average Annual Return, Percent		9.67%	2.46%	5.64%
Without Sales Load [Member] | C000006466 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Optimum Small-Mid Cap Value Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	[1]	10.83%	3.51%	6.71%
Bloomberg US Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Index
Average Annual Return, Percent		4.35%	0.31%	1.70%
MSCI ACWI ex USA Index net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index (net)
Average Annual Return, Percent		24.91%	7.02%	8.38%
MSCI ACWI ex USA Index gross [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index (gross)
Average Annual Return, Percent		25.58%	7.56%	8.91%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Average Annual Return, Percent		17.74%	11.34%	13.97%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		18.09%	10.87%	13.72%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Average Annual Return, Percent		18.81%	12.76%	16.83%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Average Annual Return, Percent		15.87%	9.43%	10.58%
Russell 2500 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500 Growth Index
Average Annual Return, Percent		19.31%	1.75%	10.46%
Russell 2500 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500 Value Index
Average Annual Return, Percent		25.43%	7.64%	9.87%

[1]	The total return has been adjusted to reflect performance in conformity with US GAAP principles and may differ from the total return in other performance information.